Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Other Income And Expense [Abstract]
Summary of Details of Other Income	Details of other income for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022		2021		2020
	(In millions of Korean won)
Gain on disposal of property and equipment	₩	15	₩	7	₩	—
Reversal of other bad debt allowances	—		—		2
Miscellaneous gain	590		600		656
Total	₩	605	₩	607	₩	658

Summary of Details of Other Expenses	Details of other expenses for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
	(In millions of Korean won)
Loss on retirement and disposal of property and equipment	₩ —	₩ 57	₩ —
Impairment loss on intangible assets	293	281	115
Impairment loss on other non-current assets (*)	177	1,087	1,456
Donation	—	1	13
Loss on retirement and disposal of intangible assets	4	—	—
Miscellaneous loss	265	26	180
Total	₩ 739	₩ 1,452	₩ 1,764
(*)The Group recognized an impairment loss as the recoverable amount was less than the book value of minimum guaranteed royalties for the game in service.